Subsequent Events - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Jan. 11, 2021	Aug. 07, 2019
Subsequent Event [Line Items]
Debt Instrument drawn down amount		$ 18,850,000
Debt Instrument, Face Amount					$ 45,000,000
Term Loan 2 [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date		Mar. 01, 2024
Debt Instrument, Face Amount		$ 27,675,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 25,000,000
Subsequent Event [Member] | Eco Blizzard [Member] | Term Loan 2 [Member]
Subsequent Event [Line Items]
Debt Instrument drawn down amount			$ 18,850,000
Subsequent Event [Member] | Three Floatingt Of Fixed Interest Swap Agreements [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.73%
Debt Instrument, Face Amount	$ 43,800,000
Subsequent Event [Member] | Three Floatingt Of Fixed Interest Swap Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2028
Subsequent Event [Member] | Three Floatingt Of Fixed Interest Swap Agreements [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2021